Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of property, plant, and equipment balances - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of property, plant, and equipment balances [Line Items]
Net opening balance	$ 240,854	$ 250,761
Total	236,939	240,854
Gross balance [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of property, plant, and equipment balances [Line Items]
Total	682,240	626,742
Accumulated depreciation [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of property, plant, and equipment balances [Line Items]
Total	(445,301)	(385,888)
Land and buildings [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of property, plant, and equipment balances [Line Items]
Net opening balance	167,694	173,061
Total	160,209	167,694
Land and buildings [Member] | Gross balance [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of property, plant, and equipment balances [Line Items]
Total	321,631	308,499
Land and buildings [Member] | Accumulated depreciation [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of property, plant, and equipment balances [Line Items]
Total	(161,422)	(140,805)
Equipment [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of property, plant, and equipment balances [Line Items]
Net opening balance	52,448	55,494
Total	57,569	52,448
Equipment [Member] | Gross balance [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of property, plant, and equipment balances [Line Items]
Total	278,176	243,084
Equipment [Member] | Accumulated depreciation [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of property, plant, and equipment balances [Line Items]
Total	(220,607)	(190,636)
Other [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of property, plant, and equipment balances [Line Items]
Net opening balance	20,712	22,206
Total	19,161	20,712
Other [Member] | Gross balance [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of property, plant, and equipment balances [Line Items]
Total	82,433	75,159
Other [Member] | Accumulated depreciation [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of property, plant, and equipment balances [Line Items]
Total	$ (63,272)	$ (54,447)